Financial Instruments - Risk Management - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		$ 1,305,445
Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	$ 952,601
Undrawn commitments	[1],[2]	231,693
Other exposures	[1],[2],[4]	172,034
Total	[1],[2]	1,356,328
Canada [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		783,178
Canada [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	587,309
Undrawn commitments	[1],[2]	175,314
Other exposures	[1],[2],[4]	49,503
Total	[1],[2]	812,126
United States [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		238,201
United States [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	137,005
Undrawn commitments	[1],[2]	31,646
Other exposures	[1],[2],[4]	83,209
Total	[1],[2]	251,860
Chile [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		60,179
Chile [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	54,340
Undrawn commitments	[1],[2]	4,645
Other exposures	[1],[2],[4]	3,588
Total	[1],[2]	62,573
Mexico [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		58,439
Mexico [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	52,283
Undrawn commitments	[1],[2]	3,901
Other exposures	[1],[2],[4]	3,183
Total	[1],[2]	59,367
Peru [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		32,609
Peru [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	29,386
Undrawn commitments	[1],[2]	2,187
Other exposures	[1],[2],[4]	2,194
Total	[1],[2]	33,767
Colombia [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		15,015
Colombia [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	15,435
Undrawn commitments	[1],[2]	1,777
Other exposures	[1],[2],[4]	941
Total	[1],[2]	18,153
Europe [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		38,776
Europe [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	17,423
Undrawn commitments	[1],[2]	6,241
Other exposures	[1],[2],[4]	22,195
Total	[1],[2]	45,859
Caribbean [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		36,170
Caribbean [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	32,841
Undrawn commitments	[1],[2]	2,152
Other exposures	[1],[2],[4]	1,250
Total	[1],[2]	36,243
Latin America (other) [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		17,742
Latin America (other) [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	15,218
Undrawn commitments	[1],[2]	948
Other exposures	[1],[2],[4]	1,080
Total	[1],[2]	17,246
All other countries [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]		25,136
All other countries [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	11,361
Undrawn commitments	[1],[2]	2,882
Other exposures	[1],[2],[4]	4,891
Total	[1],[2]	19,134
Non retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		766,014
Non retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	518,634
Undrawn commitments	[1]	92,574
Other exposures	[1],[4]	171,958
Total	[1]	783,166
Non retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		673,106
Non retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	443,258
Undrawn commitments	[1]	87,081
Other exposures	[1],[4]	147,788
Total	[1]	678,127
Non retail [member] | IRB portfolio [member] | Corporate segment [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		357,600
Non retail [member] | IRB portfolio [member] | Corporate segment [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	189,918
Undrawn commitments	[1]	71,341
Other exposures	[1],[4]	113,508
Total	[1]	374,767
Non retail [member] | IRB portfolio [member] | Bank [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		56,648
Non retail [member] | IRB portfolio [member] | Bank [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	12,924
Undrawn commitments	[1]	12,253
Other exposures	[1],[4]	23,194
Total	[1]	48,371
Non retail [member] | IRB portfolio [member] | Sovereign [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		258,858
Non retail [member] | IRB portfolio [member] | Sovereign [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	240,416
Undrawn commitments	[1]	3,487
Other exposures	[1],[4]	11,086
Total	[1]	254,989
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total		105,000	93,000
Non retail [member] | Standardized portfolio [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		92,908
Non retail [member] | Standardized portfolio [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	75,376
Undrawn commitments	[1]	5,493
Other exposures	[1],[4]	24,170
Total	[1]	105,039
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		65,375
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	49,395
Undrawn commitments	[1]	4,901
Other exposures	[1],[4]	23,786
Total	[1]	78,082
Non retail [member] | Standardized portfolio [Member] | Bank [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		3,213
Non retail [member] | Standardized portfolio [Member] | Bank [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	1,609
Undrawn commitments	[1]	69
Other exposures	[1],[4]	141
Total	[1]	1,819
Non retail [member] | Standardized portfolio [Member] | Sovereign [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		24,320
Non retail [member] | Standardized portfolio [Member] | Sovereign [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	24,372
Undrawn commitments	[1]	523
Other exposures	[1],[4]	243
Total	[1]	25,138
Retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		539,431
Retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	433,967
Undrawn commitments	[1]	139,119
Other exposures	[1],[4]	76
Total	[1]	573,162
Retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[5]		412,645
Retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	314,236
Undrawn commitments	[1]	128,704
Total	[1],[5]	442,940
Retail [member] | IRB portfolio [member] | Real estate secured [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		306,395
Retail [member] | IRB portfolio [member] | Real estate secured [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	267,856
Undrawn commitments	[1]	60,485
Total	[1]	328,341
Retail [member] | IRB portfolio [member] | Qualifying revolving [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		67,585
Retail [member] | IRB portfolio [member] | Qualifying revolving [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	18,710
Undrawn commitments	[1]	63,595
Total	[1],[5]	82,305
Retail [member] | IRB portfolio [member] | Other retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		38,665
Retail [member] | IRB portfolio [member] | Other retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	27,670
Undrawn commitments	[1]	4,624
Total	[1],[5]	32,294
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total		130,000	127,000
Retail [member] | Standardized portfolio [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		126,786
Retail [member] | Standardized portfolio [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	119,731
Undrawn commitments	[1]	10,415
Other exposures	[1],[4]	76
Total	[1]	130,222
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Total		67,000	64,000
Retail [member] | Standardized portfolio [Member] | Real estate secured [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		63,572
Retail [member] | Standardized portfolio [Member] | Real estate secured [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	67,179
Undrawn commitments	[1]	102
Total	[1]	67,281
Retail [member] | Standardized portfolio [Member] | Other retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		$ 63,214
Retail [member] | Standardized portfolio [Member] | Other retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3]	52,552
Undrawn commitments	[1]	10,313
Other exposures	[1],[4]	76
Total	[1]	$ 62,941

[1]	Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.
[2]	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.
[3]	Non-retail drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.
[4]	Other exposures include off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral.
[5]	After credit risk mitigation.